UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Jennison Blend Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 8/31/2008

Date of reporting period: 2/29/2008

Item 1 – Reports to Stockholders

FEBRUARY 29, 2008	SEMIANNUAL REPORT

Jennison Blend Fund, Inc.

FUND TYPE

Large-capitalization stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

April 15, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser.

Sincerely,

Judy A. Rice, President

Jennison Blend Fund, Inc.

Jennison Blend Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of Jennison Blend Fund, Inc. is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 0.96%; Class B, 1.66%; Class C, 1.66%; Class Z, 0.66%. Net operating expenses apply to: Class A, 0.91%; Class B, 1.66%; Class C, 1.66%; Class Z, 0.66%, after contractual reduction through 4/30/2008.

Cumulative Total Returns as of 2/29/08
	Six Months	One Year	Five Years	Ten Years
Class A	–6.78%	–1.98%	94.68%	51.50%
Class B	–7.13	–2.72	87.49	40.53
Class C	–7.18	–2.83	87.41	40.47
Class Z	–6.66	–1.77	97.20	55.38
S&P 500 Index[1]	–8.79	–3.60	73.32	48.98
Russell 1000® Index[2]	–8.44	–3.77	78.15	54.05
Lipper Large-Cap Core Funds Avg.[3]	–8.65	–3.59	65.39	40.91

Average Annual Total Returns[4] as of 3/31/08
		One Year	Five Years	Ten Years
Class A		–11.13%	12.47%	2.88%
Class B		–10.82	12.76	2.68
Class C		–7.51	12.89	2.68
Class Z		–5.76	14.03	3.72
S&P 500 Index[1]		–5.08	11.32	3.50
Russell 1000® Index[2]		–5.40	11.86	3.83
Lipper Large-Cap Core Funds Avg.[3]		–5.57	10.13	2.74

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent

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deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

2The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index.

3The Lipper Large-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Core Funds category. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Within the Lipper Average, large-cap core funds have more latitude with respect to the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

4The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an Index. The returns for the S&P 500 Index and the Russell 1000 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 2/29/08
Marathon Oil Corp./Oil, Gas & Consumable Fuels	2.8%
Gilead Sciences, Inc./Biotechnology	2.3
QUALCOMM, Inc./Communications Equipment	2.0
Occidental Petroleum Corp./Oil, Gas & Consumable Fuels	1.9
Schering-Plough Corp./Pharmaceuticals	1.9

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/29/08
Oil, Gas & Consumable Fuels	13.2%
Pharmaceuticals	8.6
Communications Equipment	5.7
Food & Staples Retailing	5.3
Media	5.0

Industry weightings are subject to change.

Jennison Blend Fund, Inc.	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2007, at the beginning of the period, and held through the six-month period ended February 29, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

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the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Blend Fund, Inc.		Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$932.20	0.91%	$4.37
	Hypothetical	$1,000.00	$1,020.34	0.91%	$4.57

Class B	Actual	$1,000.00	$928.70	1.66%	$7.96
	Hypothetical	$1,000.00	$1,016.61	1.66%	$8.32

Class C	Actual	$1,000.00	$928.20	1.66%	$7.96
	Hypothetical	$1,000.00	$1,016.61	1.66%	$8.32

Class Z	Actual	$1,000.00	$933.40	0.66%	$3.17
	Hypothetical	$1,000.00	$1,021.58	0.66%	$3.32

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29,2008, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2008, (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Jennison Blend Fund, Inc.	5

Portfolio of Investments

as of February 29, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.7%
COMMON STOCKS

Aerospace & Defense 1.1%
248,800	United Technologies Corp.	$17,542,888

Air Freight & Logistics 0.2%
87,400	Expeditors International Washington, Inc.	3,436,568

Beverages 1.3%
352,200	Coca-Cola Co. (The)	20,589,612

Biotechnology 4.6%
367,600	Amgen, Inc.(a)	16,733,152
254,200	Genentech, Inc.(a)	19,255,650
740,298	Gilead Sciences, Inc.(a)	35,030,901

		71,019,703

Capital Markets 3.6%
375,998	Bank of New York Mellon Corp. (The)	16,495,032
740,100	Charles Schwab Corp. (The)	14,513,361
43,100	Goldman Sachs Group, Inc. (The)	7,311,053
349,600	Merrill Lynch & Co. Inc.(b)	17,326,176

		55,645,622

Chemicals 1.7%
221,900	Monsanto Co.(b)	25,669,392

Commercial Services & Supplies 1.6%
727,100	Waste Management, Inc.	23,870,693

Communications Equipment 5.7%
940,300	Cisco Systems, Inc.(a)	22,915,111
380,200	Nokia OYJ ADR (Finland)(b)	13,691,002
728,100	QUALCOMM, Inc.	30,849,597
193,200	Research In Motion Ltd.(a)(b)	20,054,160

		87,509,870

Computers & Peripherals 3.6%
107,900	Apple, Inc.(a)(b)	13,489,658
529,700	Hewlett-Packard Co.	25,303,769
470,600	Lexmark International, Inc.(a)(b)	15,543,918

		54,337,345

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	7

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Consumer Finance 1.0%
793,100	SLM Corp.(b)	$15,552,691

Diversified Consumer Services 2.5%
999,500	Career Education Corp.(a)(b)	14,842,575
1,230,300	H&R Block, Inc.	22,945,095

		37,787,670

Diversified Financial Services 1.2%
983,900	KKR Private Equity Investors LLP - RDU, Private Placement, 144A (original cost $24,109,349; purchased 5/3/06 - 8/3/06)(d)(e)	14,758,500
235,600	KKR Private Equity Investors LLP	3,534,000

		18,292,500

Electric Utilities 1.2%
129,300	Entergy Corp.	13,284,282
134,500	Progress Energy, Inc.	5,636,895

		18,921,177

Electrical Equipment 0.4%
252,000	Abb Ltd.	6,310,080

Energy Equipment & Services 3.0%
59,300	First Solar, Inc.(a)	12,168,360
170,000	Schlumberger Ltd.	14,696,500
445,000	Tenaris SA ADR (Luxembourg)(b)	19,780,250

		46,645,110

Food & Staples Retailing 5.3%
124,200	Costco Wholesale Corp.(b)	7,690,464
550,700	CVS Caremark Corp.	22,237,266
830,100	Kroger Co. (The)	20,129,925
398,300	Wal-Mart Stores, Inc.(b)	19,751,697
345,600	Whole Foods Market, Inc.(b)	12,147,840

		81,957,192

Food Products 2.7%
507,103	Cadbury Schweppes PLC ADR (United Kingdom)	22,743,570
856,100	ConAgra Foods, Inc.	18,919,810

		41,663,380

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Equipment & Supplies 2.4%
119,000	Alcon, Inc.(b)	$17,222,870
320,400	Baxter International, Inc.	18,910,008

		36,132,878

Healthcare Providers & Services 1.0%
750,500	Omnicare, Inc.(b)	15,745,490

Hotels, Restaurants & Leisure 0.5%
270,300	Burger King Holdings, Inc.	6,935,898

Household Products 2.4%
245,200	Colgate-Palmolive Co.	18,657,268
282,100	Kimberly-Clark Corp.	18,387,278

		37,044,546

Independent Power Producers & Energy Traders 1.3%
490,300	NRG Energy, Inc.(a)(b)	20,234,681

Industrial Conglomerates 1.3%
608,100	General Electric Co.	20,152,434

Insurance 2.7%
457,500	American International Group, Inc.	21,438,450
469,100	Loews Corp.	19,627,144

		41,065,594

Internet & Catalog Retail 1.7%
184,400	Amazon.Com, Inc.(a)(b)	11,888,268
716,900	IAC/InterActive Corp.(a)(b)	14,266,310

		26,154,578

Internet Software & Services 2.1%
162,000	Akamai Technologies, Inc.(a)(b)	5,695,920
57,600	Google, Inc. “Class A”(a)(b)	27,139,968

		32,835,888

IT Services 0.6%
226,000	Infosys Technologies Ltd. ADR(India)	8,795,920

Life Sciences, Tools & Services 1.3%
366,500	Thermo Fisher Scientific, Inc.(a)(b)	20,498,345

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	9

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Media 5.0%
1,375,800	Comcast Corp. “Class A”(a)(b)	$26,883,132
524,399	Liberty Global, Inc. “Series C”(a)(b)	18,390,673
531,600	Walt Disney Co. (The)(b)	17,229,156
1,256,800	XM Satellite Radio Holdings, Inc. “Class A”(a)	14,830,240

		77,333,201

Metals & Mining 0.9%
131,000	Freeport-McMoRan Copper & Gold, Inc. “Class B”(b)	13,212,660

Multi-Utilities 1.0%
293,900	Sempra Energy	15,614,907

Oil, Gas & Consumable Fuels 13.2%
812,400	Marathon Oil Corp.	43,187,184
238,400	Murphy Oil Corp.	19,162,592
751,600	Nexen, Inc.	23,434,888
375,200	Occidental Petroleum Corp.	29,029,224
209,400	Petroleo Brasileiro SA ADR (Brazil)(b)	24,570,996
187,402	Suncor Energy, Inc. (Canada)	19,325,683
708,400	Talisman Energy, Inc.	12,007,380
213,900	Valero Energy Corp.	12,357,003
547,300	Williams Cos., Inc.(b)	19,713,746

		202,788,696

Pharmaceuticals 8.6%
337,200	Abbott Laboratories	18,057,060
392,000	Elan Corp. PLC ADR(Ireland)(a)(b)	8,925,840
358,900	Merck & Co., Inc.	15,899,270
694,500	Mylan, Inc.(b)	8,222,880
134,100	Roche Holding AG ADR(Switzerland)	13,168,620
1,309,400	Schering-Plough Corp.	28,413,980
359,400	Teva Pharmaceutical Industries Ltd. ADR(Israel)(b)	17,635,758
468,500	Wyeth	20,435,970

		130,759,378

Semiconductors & Semiconductor Equipment 0.4%
2,069,300	Spansion, Inc. (a)(b)	5,690,575

Software 4.0%
343,500	Adobe Systems, Inc.(a)(b)	11,558,775
377,500	CA, Inc.	8,637,200

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Software (cont’d.)
792,700	Microsoft Corp.	$21,577,294
1,168,300	Symantec Corp.(a)(b)	19,674,172

		61,447,441

Textiles, Apparel & Luxury Goods 1.0%
247,700	Nike, Inc. (Class B Stock)(b)	14,911,540

Thrifts & Mortgage Finance 1.2%
639,900	Federal National Mortgage Association	17,693,235

Tobacco 1.1%
238,100	Altria Group, Inc.	17,414,634

Wireless Telecommunication Services 2.3%
459,400	NII Holdings, Inc.(a)	18,251,962
2,290,300	Sprint Nextel Corp.	16,284,033

		34,535,995

	Total long-term investments (cost $1,348,253,792)	1,483,750,007

SHORT-TERM INVESTMENT 25.8%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
396,458,941	(cost $396,485,941; includes $354,750,351 of cash collateral received from securities on loan(c)(f)	396,458,941

	Total Investments(g) 122.5% (cost $1,744,712,733; Note 5)	1,880,208,948
	Liabilities in excess of other assets (22.5%)	(345,797,262)

	Net Assets 100.0%	$1,534,411,686

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

RDU—Restricted Depositary Unit

(a)	Non-income producing security.
(b)	All or portion of securities on loan. The aggregate market value of such securities is $332,361,330; cash collateral of $354,750,351 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	11

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

(e)	Indicates security is illiquid and restricted as to resale. The aggregate original cost of the security is $24,109,349. The aggregate market value of $14,758,500 represents 1.0% of net assets.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(g)	As of February 29, 2008 one security valued at $14,758,500 and representing 1.0% of the total net assets was fair valued in accordance with the policies adopted by the Board of Directors.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2008 was as follows:

Affiliated Money Market Mutual Fund (including 23.1% of collateral received for securities on loan)	25.8%
Oil, Gas & Consumable Fuels	13.2
Pharmaceuticals	8.6
Communications Equipment	5.7
Food & Staples Retailing	5.3
Media	5.0
Biotechnology	4.6
Software	4.0
Capital Markets	3.6
Computers & Peripherals	3.6
Energy Equipment & Services	3.0
Food Products	2.7
Insurance	2.7
Diversified Consumer Services	2.5
Healthcare Equipment & Supplies	2.4
Household Products	2.4
Wireless Telecommunication Services	2.3
Internet Software & Services	2.1
Chemicals	1.7
Internet & Catalog Retail	1.7
Commercial Services & Supplies	1.6
Beverages	1.3
Independent Power Producers & Energy Traders	1.3
Industrial Conglomerates	1.3
Life Sciences, Tools & Services	1.3
Diversified Financial Services	1.2
Electric Utilities	1.2
Thrifts & Mortgage Finance	1.2
Aerospace & Defense	1.1
Tobacco	1.1
Consumer Finance	1.0
Healthcare Providers & Services	1.0
Multi-Utilities	1.0
Textiles, Apparel & Luxury Goods	1.0
Metals & Mining	0.9
IT Services	0.6
Hotels, Restaurants & Leisure	0.5
Electrical Equipment	0.4

See Notes to Financial Statements.

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Semiconductors & Semiconductor Equipment	0.4%
Air Freight & Logistics	0.2

122.5
Liabilities in excess of other assets	(22.5)

100.0%

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	13

Statement of Assets and Liabilities

as of February 29, 2008 (Unaudited)

Assets
Investments, at value including securities on loan of $332,361,330:
Unaffiliated investments (cost $1,348,253,792)	$1,483,750,007
Affiliated investments (cost $396,458,941)	396,458,941
Receivable for investments sold	53,575,968
Dividends and interest receivable	1,578,620
Tax reclaim receivable	364,683
Receivable for Fund shares sold	206,084
Prepaid expenses	16,535

Total assets	1,935,950,838

Liabilities
Collateral for securities on loan	354,750,351
Payable for investments purchased	43,377,840
Payable for Fund shares reacquired	1,332,975
Accrued expenses	948,275
Management fee payable	585,913
Distribution fee payable	373,842
Transfer agent fee payable	131,477
Payable to custodian	25,199
Deferred directors’ fees payable	13,280

Total liabilities	401,539,152

Net Assets, February 29, 2008	$1,534,411,686

Net assets were comprised of:
Common stock, at par	$903,034
Paid-in capital in excess of par	1,359,055,137

1,359,958,171
Undistributed net investment income	1,607,040
Accumulated net realized gain on investment and foreign currency transactions	37,350,260
Net unrealized appreciation on investments and foreign currencies	135,496,215

Net assets, February 29, 2008	$1,534,411,686

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($1,330,679,065 ÷ 78,101,145 shares of common stock issued and outstanding)	$17.04
Maximum sales charge (5.5% of offering price)	0.99

Maximum offering price to public	$18.03

Class B
Net asset value, offering price and redemption price per share
($99,128,151 ÷ 6,000,610 shares of common stock issued and outstanding)	$16.52

Class C
Net asset value, offering price and redemption price per share
($32,348,519 ÷ 1,958,690 shares of common stock issued and outstanding)	$16.52

Class Z
Net asset value, offering price and redemption price per share
($72,255,951 ÷ 4,242,979 shares of common stock issued and outstanding)	$17.03

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	15

Statement of Operations

Six Months Ended February 29, 2008 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $28,597)	$9,973,816
Affiliated dividend income	748,070
Affiliated income from securities loaned, net	637,789

Total income	11,359,675

Expenses
Management fee	4,053,454
Distribution fee—Class A	1,856,500
Distribution fee—Class B	577,678
Distribution fee—Class C	177,968
Transfer agent’s fee and expenses (including affiliated expense of $464,900)	1,358,000
Custodian’s fees and expenses	94,000
Reports to shareholders	75,000
Registration fees	37,000
Directors’ fees	24,000
Insurance	20,000
Legal fees and expenses	12,000
Audit fee	10,000
Interest expense	4,944
Miscellaneous	10,390

Total expenses	8,310,934

Net investment income	3,048,741

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain on:
Investment transactions	69,726,926
Foreign currency transactions	1,100

69,728,026

Net change in unrealized appreciation (depreciation) on:
Investments	(184,648,442)
Foreign currencies	(2,739)

(184,651,181)

Net loss on investments and foreign currencies	(114,923,155)

Net Decrease In Net Assets Resulting From Operations	$(111,874,414)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 29, 2008	Eight Months Ended August 31, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$3,048,741	$6,098,616
Net realized gain on investments and foreign currency	69,728,026	141,544,182
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(184,651,181)	(41,172,466)

Net increase (decrease) in net asset resulting from operations	(111,874,414)	106,470,332

Dividends from net investment income (Note 1)
Class A	(3,803,691)	(4,811,988)
Class B	—	(74,633)
Class C	—	(20,185)
Class Z	(360,016)	(318,675)

	(4,163,707)	(5,225,481)

Distribution from net realized gains
Class A	(140,699,826)	(25,252,082)
Class B	(11,524,132)	(2,273,965)
Class C	(3,480,160)	(615,032)
Class Z	(7,921,996)	(1,310,678)

	(163,626,114)	(29,451,757)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	28,853,456	38,862,985
Net asset value of shares issued in reinvestment of dividends	159,130,951	33,019,625
Cost of shares reacquired	(132,440,283)	(192,304,119)

Net increase (decrease) in net assets from Fund share transactions	55,544,124	(120,421,509)

Total decrease	(224,120,111)	(48,628,415)

Net Assets
Beginning of period	1,758,531,797	1,807,160,212

End of period(a)	$1,534,411,686	$1,758,531,797

(a) Includes undistributed net investment income of:	$1,607,040	$2,722,006

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	17

Notes to Financial Statements

(Unaudited)

Jennison Blend Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital. The Fund invests primarily in common stocks of major, established corporations.

The Fund’s fiscal year has changed from an annual reporting period that ends December 31 to one that ends August 31. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semi-annual reports on the new fiscal year-end schedule.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of

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securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation. As of February 29, 2008, there were no securities whose values were impacted by events occurring after the close of the security’s foreign market.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the fiscal period may include registration rights under which the Fund may demand registration by the issuers, of which the Fund may bear the cost of such registration. Restricted securities, are valued pursuant to the valuation procedures noted above.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rate of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates

Jennison Blend Fund, Inc.	19

Notes to Financial Statements

(Unaudited) continued

from the fluctuations arising from changes in the market prices of long term portfolio securities sold during the fiscal period.

Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis.

Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which

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it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open on record date are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The fund maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral, at least equal, at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, semi-annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Jennison Blend Fund, Inc.	21

Notes to Financial Statements

(Unaudited) continued

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund’s average daily net assets up to $500 million, .475 of 1% of the next $500 million of the Fund’s average daily net assets and .45 of 1% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .47 of 1% for the six months ended February 29, 2008.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended February 29, 2008, PIMS contractually agreed to limit such fees to .25 of 1% of the average net assets of the Class A shares.

PIMS has advised the Fund that it has received approximately $198,400 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 29, 2008. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

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PIMS has advised the Fund that for the six month ended February 29, 2008, it received approximately $100, $72,900 and $1,600 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .06 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 24, 2008. For the period from October 27, 2006 through November 26, 2007, the Funds paid a commitment fee of.07 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended February 29, 2008.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six month period ended February 29, 2008 and the eight months August 31, 2007, the Fund incurred approximately $215,600 and $270,700, respectively, in total networking fees, of which approximately $126,600 and $182,800, respectively, was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended February 29, 2008, Wachovia earned approximately $40,200 in broker commissions from portfolio transactions executed on behalf of the Fund.

Jennison Blend Fund, Inc.	23

Notes to Financial Statements

(Unaudited) continued

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended February 29, 2008 and the eight months ended August 31, 2007, PIM has been compensated approximately $273,300 and $267,500, respectively, for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 29, 2008, aggregated $695,754,228 and $841,931,937, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2008 were as follows:

Tax Basis of Investment	Appreciation	Depreciation	Net Unrealized Appreciation of Investments
$1,763,995,036	$246,379,987	$130,166,075	$116,213,912

The difference between book basis and tax basis is primarily attributable to the deferred losses on wash sales.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 29, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

There are 1 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

Class A	Shares	Amount
Six months ended February 29, 2008:
Shares sold	866,271	$16,675,359
Shares issued in reinvestment of distributions	7,489,129	137,124,463
Shares reacquired	(5,713,277)	(110,713,617)

Net increase (decrease) in shares outstanding before conversion	2,642,123	43,086,205
Shares issued upon conversion from Class B	757,012	14,748,421

Net increase (decrease) in shares outstanding	3,399,135	$57,834,626

Eight months ended August 31, 2007:
Shares sold	1,103,239	$22,411,237
Shares issued in reinvestment of distributions	1,400,101	28,590,048
Shares reacquired	(8,037,378)	(163,422,235)

Net increase (decrease) in shares outstanding before conversion	(5,534,038)	(112,420,950)
Shares issued upon conversion from Class B	912,025	18,371,635

Net increase (decrease) in shares outstanding	(4,622,013)	$(94,049,315)

Jennison Blend Fund, Inc.	25

Notes to Financial Statements

(Unaudited) continued

Class B
Six months ended February 29, 2008:
Shares sold	215,760	$4,016,971
Shares issued in reinvestment of dividends	625,909	11,134,896
Shares reacquired	(422,642)	(7,950,558)

Net increase (decrease) in shares outstanding before conversion	419,027	7,201,309
Shares reacquired upon conversion into Class A	(778,780)	(14,748,421)

Net increase (decrease) in shares outstanding	(359,753)	$(7,547,112)

Eight months ended August 31, 2007:
Shares sold	299,848	$5,923,810
Shares issued in reinvestment of dividends	114,077	2,272,411
Shares reacquired	(711,220)	(14,069,721)

Net increase (decrease) in shares outstanding before conversion	(297,295)	(5,873,500)
Shares reacquired upon conversion into Class A	(935,194)	(18,371,635)

Net increase (decrease) in shares outstanding	(1,232,489)	$(24,245,135)

Class C
Six months ended February 29, 2008:
Shares sold	150,452	$2,782,301
Shares issued in reinvestment of dividends	173,068	3,077,441
Shares reacquired	(176,587)	(3,276,181)

Net increase (decrease) in shares outstanding	146,933	$2,583,561

Eight months ended August 31, 2007:
Shares sold	97,971	$1,955,135
Shares issued in reinvestment of dividends	28,894	575,573
Shares reacquired	(276,195)	(5,456,660)

Net increase (decrease) in shares outstanding	(149,330)	$(2,925,952)

Class Z
Six months ended February 29, 2008:
Shares sold	279,383	$5,378,825
Shares issued in reinvestment of dividends	426,143	7,794,151
Shares reacquired	(558,832)	(10,499,927)

Net increase (decrease) in shares outstanding	146,694	$2,673,049

Eight months ended August 31, 2007:
Shares sold	417,043	$8,572,803
Shares issued in reinvestment of dividends	77,529	1,581,593
Shares reacquired	(460,996)	(9,355,503)

Net increase (decrease) in shares outstanding	33,576	$798,893

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Note 7. New Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Jennison Blend Fund, Inc.	27

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 29, 2008(c)		Eight Months Ended August 31, 2007(a)(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$20.27		$19.49

Income (loss) from investment operations
Net investment income	.04		.08
Net realized and unrealized gain (loss) on investment and foreign currencies	(1.29)		1.09

Total from investment operations	(1.25)		1.17

Less Dividends and Distributions
Dividends from net investment income	(.05)		(.06)
Distributions from net realized capital gains	(1.93)		(.33)

Total distributions	(1.98)		(.39)

Net asset value, end of period	$17.04		$20.27

Total Return(b):	(6.78)%		6.01%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,330,679		$1,514,247
Average net assets (000)	$1,492,613		$1,570,086
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(d)	.91	%(f)	.89	%(f)
Expenses, excluding distribution and service (12b-1) fees	.66	%(f)	.64	%(f)
Net investment income	.41	%(f)	.56	%(f)
For Class A, B, C and Z shares:
Portfolio turnover rate	41	%(g)	48	%(g)

(a)	For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 2007.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculated based upon weighted average shares outstanding during the period.
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(e)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended December 31,
2006(c)	2005(c)	2004(c)	2003(c)

$18.02	$15.36	$14.16	$10.82

.12	.07	.12	.06
1.98	2.65	1.21	3.33

2.10	2.72	1.33	3.39

(.10)	(.06)	(.13)	(.05)
(.53)	—	—	—

(.63)	(.06)	(.13)	(.05)

$19.49	$18.02	$15.36	$14.16

11.70%	17.66%	9.44%	31.45%

$1,546,221	$1,560,189	$1,463,097	$1,468,776
$1,519,061	$1,435,124	$1,419,002	$1,274,069

.90%	.93%	.94%	.98%
.65%	.68%	.69%	.73%
.63%	.46%	.82%	.48%

78%	102%	47%	51%

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	29

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended February 29, 2008(c)		Eight Months Ended August 31, 2007(a)(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.73		$19.03

Income (loss) from investment operations
Net investment loss	(.03)		(.03)
Net realized and unrealized gain (loss) on investment and foreign currencies	(1.25)		1.07

Total from investment operations	(1.28)		1.04

Less Dividends and Distributions
Dividends from net investment income	—		(.01)
Distributions from net realized capital gains	(1.93)		(.33)

Total distributions	(1.93)		(.34)

Net asset value, end of period	$16.52		$19.73

Total Return(b):	(7.18)%		5.46%
Ratios/Supplemental Data:
Net assets, end of period (000)	$99,128		$125,499
Average net assets (000)	$116,110		$137,548
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.66	%(f)	1.64	%(f)
Expenses, excluding distribution and service (12b-1) fees	.66	%(f)	.64	%(f)
Net investment income (loss)	(.34	)%(f)	(.19	)%(f)

(a)	For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 2007.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculated based upon weighted average shares outstanding during the period.
(d)	Less than $0.005 per share.
(e)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(f)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended December 31,
2006(c)	2005(c)	2004(c)	2003(c)

$17.65	$15.11	$13.91	$10.67

(.02)	(.05)	— (d)	(.03)
1.95	2.59	1.20	3.27

1.93	2.54	1.20	3.24

(.02)	—	—	— (d)
(.53)	—	—	—

(.55)	—	—	—

$19.03	$17.65	$15.11	$13.91

10.88%	16.81%	8.63%	30.39%

$144,489	$198,831	$286,638	$406,632
$172,902	$234,922	$344,619	$438,416

1.65%	1.68%	1.69%	1.73%
.65%	.68%	.69%	.73%
(.11)%	(.30)%	.03%	(.25)%

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	31

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended February 29, 2008(c)		Eight Months Ended August 31, 2007(a)(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.73		$19.03

Income (loss) from investment operations
Net investment loss	(.03)		(.03)
Net realized and unrealized gain (loss) on investment and foreign currencies	(1.25)		1.07

Total from investment operations	(1.28)		1.04

Less Dividends and Distributions
Dividends from net investment income	—		(.01)
Distributions from net realized capital gains	(1.93)		(.33)

Total dividends	(1.93)		(.34)

Net asset value, end of period	$16.52		$19.73

Total Return(b):	(7.17)%		5.46%
Ratios/Supplemental Data:
Net assets, end of period (000)	$32,349		$35,750
Average net assets (000)	$35,772		$37,286
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.66	%(f)	1.64	%(f)
Expenses, excluding distribution and service (12b-1) fees	.66	%(f)	.64	%(f)
Net investment income (loss)	(.34	)%(f)	(.19	)%(f)

(a)	For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 2007.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculated based upon weighted average shares outstanding during the period.
(d)	Less than $0.005 per share.
(e)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(f)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class C
Year Ended December 31,
2006(c)	2005(c)	2004(c)	2003(c)

$17.65	$15.11	$13.91	$10.67

(.02)	(.05)	(.01)	(.03)
1.95	2.59	1.21	3.27

1.93	2.54	1.20	3.24

(.02)	—	—	— (d)
(.53)	—	—	—

(.55)	—	—	—

$19.03	$17.65	$15.11	$13.91

10.88%	16.81%	8.63%	30.41%

$37,320	$35,961	$38,269	$42,548
$36,931	$34,719	$39,288	$39,384

1.65%	1.68%	1.69%	1.73%
.65%	.68%	.69%	.73%
(.12)%	(.29)%	.06%	(.26)%

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	33

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended February 29, 2008(c)		Eight Months Ended August 31, 2007(a)(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$20.27		$19.48

Income (loss) from investment operations
Net investment income	.06		.11
Net realized and unrealized gain (loss) on investment and foreign currencies	(1.28)		1.09

Total from investment operations	(1.22)		1.20

Less Dividends and Distributions
Dividends from net investment income	(.09)		(.08)
Distributions from net realized gains	(1.93)		(.33)

Total distributions	(2.02)		(.41)

Net asset value, end of period	$17.03		$20.27

Total Return(b):	(6.66)%		6.16%
Ratios/Supplemental Data:
Net assets, end of period (000)	$72,256		$83,036
Average net assets (000)	$82,702		$82,476
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.66	%(e)	.64	%(e)
Expenses, excluding distribution and service (12b-1) fees	.66	%(e)	.64	%(e)
Net investment income	.66	%(e)	.81	%(e)

(a)	For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 2007.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculated based upon weighted average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(e)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class Z
Year Ended December 31,
2006(c)	2005(c)	2004(c)	2003(c)

$17.99	$15.34	$14.16	$10.83

.16	.11	.14	.09
2.00	2.64	1.23	3.32

2.16	2.75	1.37	3.41

(.14)	(.10)	(.19)	(.08)
(.53)	—	—	—

(.67)	(.10)	(.19)	(.08)

$19.48	$17.99	$15.34	$14.16

12.00%	17.96%	9.72%	31.64%

$79,130	$57,953	$49,271	$149,130
$72,654	$47,991	$76,918	$136,562

.65%	.68%	.69%	.73%
.65%	.68%	.69%	.73%
.87%	.72%	.95%	.74%

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Blend Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Blend Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PBQAX	PBQFX	PRECX	PEQZX
CUSIP	476289103	476289202	476289301	476289400

MF1O1E2     IFS-A146554    Ed. 04/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date    April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date    April 23, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    April 23, 2008

*	Print the name and title of each signing officer under his or her signature.